BANK LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Secured—at amortised cost:
Bank Loans	$ 114,456	$ 108,754
Current portion
Within 1 year	18,323	89,573
Less: included as part of a disposal group held for sale	0	(1,609)
Current portion of secured bank loan received including disposal group	18,323	87,964
Non-current portion
Within 2 to 5 years	96,133	27,131
Less: included as part of a disposal group held for sale	0	(6,341)
Non current portion of secured bank loan received	96,133	20,790
Total Bank Loan	114,456	108,754
Interest payable (included in bank loans)	$ 886	$ 477